Warrants (Tables)	9 Months Ended
Sep. 30, 2012
Warrants [Abstract]
Summarizes outstanding warrants to purchase common stock
The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011 and September 30, 2012:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

Summarizes calculated aggregate fair values and net cash settlement value
The following table summarizes the calculated aggregate fair values and net cash settlement value of the warrants issued in 2011 as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:			Net cash settlement value as of September 30, 2012
	December 31, 2011	September 30, 2012

Calculated aggregate value	$2,511	$2,144		$1,060	(1)
Exercise price per share of warrant	$28.80	$1.67	(2)	$28.80	(2)
Closing price per share of common stock	$4.70	Not applicable	(3)	$1.35
Volatility	93.8%	115.0%		195.9%	(4)
Probability of Fundamental Transaction or Delisting	28.9%	100.0%		Not applicable
Expected term (years)	Not applicable	Not applicable	(3)	3.4
Risk-free interest rate	0.7%	0.2%		0.3%
Dividend yield	None	None		None

(1)	Represents the net cash settlement value of the warrant as of September 30, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.

(2)
Although the exercise price per share of the warrant remained $28.80 as of September 30, 2012, the Company calculated the fair value of the warrants as of September 30, 2012 using an estimated exercise price per share of $1.67, which the Company believed was a reasonable approximation of the exercise price after calculation of the anti-dilution adjustment necessitated by the private placement completed October 2, 2012.

(3)
In performing the valuation as of September 30, 2012, the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement completed October 2, 2012. Therefore, the Company used an implied enterprise value which was derived by using a scenario-based approach considering the possible future liquidity events for the company contingent upon the outcome of its research programs.  One of the possible expected scenarios has an expected term of nine months and the other scenario has a term of 2.3 years.  Refer elsewhere in Note 12 for further details on valuation methodology used.

(4)	Represents the volatility assumption used to calculate the net cash settlement value as of September 30, 2012.